Schedule of Investments

January 31, 2026 (Unaudited)

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Common Stock (98.9%)
Communication Services (9.3%)
Alphabet, Cl A	1,000	$338
AT&T	22,300	584
Cogeco Communications	1,900	92
Comcast, Cl A	9,000	268
Fox, Cl A	4,000	291
Verizon Communications	14,800	658
Versant Media Group*	360	12
Yelp, Cl A*	4,000	110
		2,353
Consumer Discretionary (7.0%)
ADT	19,700	158
Autoliv	1,250	152
BorgWarner	5,000	236
Canadian Tire, Cl A	1,500	185
eBay	1,600	146
H&R Block	5,100	201
Honda Motor ADR	8,700	263
La-Z-Boy, Cl Z	2,500	91
Mattel*	9,600	201
Murphy USA	300	127
		1,760
Consumer Staples (10.4%)
Albertsons, Cl A	16,000	266
Altria Group	6,300	390
Archer-Daniels-Midland	3,500	236
Campbell's	3,800	106
Central Garden & Pet, Cl A*	3,800	117
Conagra Brands	4,300	80
Fresh Del Monte Produce	6,000	238
General Mills	2,700	125
Ingredion	1,200	142
Kraft Heinz	8,100	192
Kroger	5,100	320
Molson Coors Beverage, Cl B	6,300	303
Post Holdings*	1,100	113
		2,628
Energy (4.0%)
Eni ADR	6,900	282
ExxonMobil	3,500	495
Marathon Petroleum	700	123
TotalEnergies	1,600	116
		1,016
Financials (14.4%)
American International Group	2,000	150
Axis Capital Holdings	1,800	186
Bank of New York Mellon	4,900	587
Bank of Nova Scotia	1,500	112

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Financials (continued)
Canadian Imperial Bank of Commerce	2,000	$185
Citigroup	2,800	323
Everest Group	400	133
Federated Hermes, Cl B	4,300	229
Hartford Insurance Group	1,800	243
HSBC Holdings ADR	3,428	302
Loews	1,400	148
MGIC Investment	4,300	116
Old Republic International	6,500	255
State Street	2,200	288
Unum Group	2,900	220
Western Union	16,800	157
		3,634
Health Care (14.4%)
Amgen	400	137
Bristol-Myers Squibb	5,100	281
Cardinal Health	500	107
Cigna Group	500	137
CVS Health	2,700	201
Exelixis*	7,700	318
Gilead Sciences	3,500	498
GSK ADR	5,800	299
HCA Healthcare	300	146
Incyte*	2,900	290
Jazz Pharmaceuticals*	1,300	214
Johnson & Johnson	1,600	364
Merck	3,100	342
Organon	1,300	11
Pfizer	11,300	299
		3,644
Industrials (5.6%)
Allison Transmission Holdings	1,200	130
Brink's	1,170	149
Cummins	200	116
Genpact	4,400	194
Korn Ferry	2,300	160
Maximus	1,700	161
Science Applications International	1,600	163
Textron	3,900	342
		1,415
Information Technology (24.0%)
Adobe*	700	205
Alarm.com Holdings*	3,000	146
Amdocs	7,000	574
Arrow Electronics*	2,200	291
Avnet	5,500	343
Canon ADR	9,000	274
Cisco Systems	9,700	760

Schedule of Investments

January 31, 2026 (Unaudited)

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Information Technology (continued)
Cognizant Technology Solutions, Cl A	5,300	$435
Diebold Nixdorf*	1,800	124
Dropbox, Cl A*	12,900	329
Gen Digital	11,900	285
Hewlett Packard Enterprise	15,000	323
HP	10,500	204
NetApp	2,300	222
NetScout Systems*	6,100	170
Nokia ADR	34,900	224
Open Text	6,600	169
Progress Software*	3,400	139
QUALCOMM	1,200	182
TD SYNNEX	2,700	428
Vontier	3,500	131
Zoom Communications, Cl A*	1,500	138
		6,096
Materials (2.7%)
CF Industries Holdings	2,100	196
NewMarket	500	336
Sonoco Products	3,300	158
		690
Real Estate (0.8%)
Broadstone Net Lease, Cl A‡	6,700	124
EPR Properties‡	1,400	76
		200
Utilities (6.3%)
American Electric Power	1,400	168
Avista	3,041	126
Evergy	1,700	130
Eversource Energy	3,100	214
Exelon	4,000	179
National Fuel Gas	3,300	276
Pinnacle West Capital	1,410	132
Portland General Electric	3,000	151
UGI	5,400	217
		1,593
TOTAL COMMON STOCK
(Cost $21,046)		25,029

LSV U.S. Managed Volatility Fund

	Face
	Amount
	(000)	Value (000)
Repurchase Agreement (0.9%)
South Street Securities 3.250%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $228 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $149, 1.875% - 3.500%, 10/15/2028 – 08/15/2047; total market value $232)	$228	$228

TOTAL REPURCHASE AGREEMENT
(Cost $228)		228

Total Investments – 99.8%
(Cost $21,274)		$25,257

Percentages are based on Net Assets of $25,304 (000).

*	Non-income producing security.

‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

LSV-QH-007-2400

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